Pay vs Performance Disclosure - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024	Oct. 31, 2023
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (1,243,000)	$ (1,040,000)	$ (4,705,000)	$ (6,987,000)